FINANCIAL INSTRUMENTS (Fair Value of Derivative Contracts) (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Derivative [Line Items]
Derivative Instruments in Hedges, Assets, at Fair Value	$ 617	$ 1,229
Derivative Assets Reported in Other Current Assets [Member]
Derivative [Line Items]
Derivative Instruments in Hedges, Assets, at Fair Value	617	1,229
Derivative Liabilities Reported in Other Current Liabilities [Member]
Derivative [Line Items]
Derivatives designated as hedging instruments in cash flow hedge	$ 0	$ 0